Distributions of Available Cash (Tables)	12 Months Ended
Sep. 24, 2011
Distributions of Available Cash [Abstract]
Quarterly distributions per Common Unit declared and paid
The following summarizes the quarterly distributions per Common Unit declared and paid in respect of each of the quarters in the three fiscal years in the period ended September 24, 2011:

	Fiscal	Fiscal	Fiscal
	2011	2010	2009

First Quarter	$0.8525	$0.8350	$0.8100
Second Quarter	0.8525	0.8400	0.8150
Third Quarter	0.8525	0.8450	0.8250
Fourth Quarter	0.8525	0.8500	0.8300